Dispositions, Assets and Liabilities Held for Sale and Impairments (Tables)	12 Months Ended
Dec. 31, 2018
Dispositions, Assets and Liabilities Held for Sale

Year Ended December 31,
2016
(in millions)
Revenue	$18.2

Other Operation Expense	6.5
Maintenance Expense	3.4
Asset Impairment and Other Related Charges	72.7
Depreciation and Amortization Expense	9.8
Taxes Other Than Income Taxes	1.3
Total Expenses	93.7

Other Income (Expense)	(0.8)

Pretax Loss of Discontinued Operations	(76.3)
Income Tax Benefit	(27.5)
Total Loss on Discontinued Operations as Presented on the Statements of Income	$(48.8)

Impaired Assets

Impaired Assets	Book Value	Fair Value	Impairment
	(in millions)
Merchant Coal-Fired Generation Assets	$2,139.4	$—	$2,139.4
Desert Sky and Trent	118.7	46.0	72.7
Coal Reserves (a)	56.6	3.8	52.8
Total	$2,314.7	$49.8	$2,264.9

(a)	Includes the $11 million book value of I&M’s Price River Coal Reserves which were fully impaired. This $11 million impairment is reflected in the Vertically Integrated Utilities Segment.